Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities
Note 4:	Securities

The amortized cost and approximate fair values of available-for-sale securities as of December 31, 2011 and 2010 are summarized below:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value

December 31, 2011
U.S. Treasury	$4,692	$1,383	$-	$6,075
U.S. Government agencies	8,000	22	-	8,022
Mortgage-backed securities	40,097	2,799	-	42,896
Collateralized mortgage obligations	2,611	-	(121)	2,490
State and political subdivisions	10,163	463	(7)	10,619
Corporate debt securities	2	175	-	177
Total	$65,565	$4,842	$(128)	$70,279

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value

December 31, 2010
U.S. Treasury	$4,730	$1,363	$-	$6,093
U.S. Government agencies	7,999	38	(119)	7,918
Mortgage-backed securities	43,748	2,603	(2)	46,349
Collateralized mortgage obligations	3,993	87	-	4,080
State and political subdivisions	9,555	180	(18)	9,717
Corporate debt securities	18	39	-	57
Total	$70,043	$4,310	$(139)	$74,214

The mortgage-backed securities are backed by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) and Government National Mortgage Association (“GNMA”).  None of the mortgage-backed securities are privately issued.

Collateralized mortgage obligations (“CMOs”) are mortgage derivatives and the CMOs owned by the Bank are classified as “low risk” under regulatory guidelines.  CMOs are subject to the effects of interest rate risk.  The Bank does not purchase CMOs at any significant premium over par value to limit certain prepayment risks.

The amortized cost and fair value of securities at December 31, 2011 and 2010, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2011		December 31, 2010
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Within one year	$-	$-	$1,309	$1,317
One to five years	5,698	7,183	297	309
Five to 10 years	2,608	2,811	8,822	10,291
After 10 years	17,162	17,389	15,867	15,948
	25,468	27,383	26,295	27,865
Mortgage-backed securities	40,097	42,896	43,748	46,349
Total	$65,565	$70,279	$70,043	$74,214

The carrying value of securities pledged as collateral to secure public deposits, borrowings and for other purposes, was $60,874 at December 31, 2011, and $68,995 at December 31, 2010.

Gross gains of $25 and $174 and gross losses of $-0- and $70 resulting from sales of securities were realized for the years ended December 31, 2011 and 2010, respectively.

Declines in fair value of available-for-sale securities below their cost that are deemed to be other-than-temporary are reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers, among other things, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Based on an evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value of the Company's U.S. Government agencies, mortgage-backed securities, state and political subdivisions and collateralized mortgage obligation investments are temporary.

The Company continuously assesses individual securities as part of its ongoing portfolio management, including the identification of other-than-temporary declines in fair value.  The other-than-temporary assessment includes reviewing the extent and duration of declines in fair values of investments, the seniority and duration of the securities, historical and projected company financial performance, company-specific news and other developments, the outlook for industry sectors, credit ratings and macro-economic changes, including government policy initiatives.

As of December 31, 2011,  management does not have the intent to sell any of the securities classified as available for sale in the table below and believes that it is more likely than not that the Company will not have to sell any such securities before recovery of fair value.  The unrealized losses are largely due to increases in market interest rates over yields available at the time the underlying securities were purchased.  The fair value is expected to recover as the bonds approach their maturity date or repricing date or if market yields for such investments decline.  Management does not believe any of the securities are impaired due to reasons of credit quality.  Accordingly, as of December 31, 2011, management believes the impairments detailed in the table below are temporary and no other-than-temporary impairment should be recorded in the Company's consolidated financial statements.

The following table shows the gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

Collaterized mortgage obligations	2,490	(121)	-	-	2,490	(121)
State and political subdivisions	766	(7)	-	-	766	(7)
Total	$3,256	$(128)	$-	$-	$3,256	$(128)

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

U. S. Government agencies	$6,881	$(119)	$-	$-	$6,881	$(119)
Mortgage-backed securities	3,598	(2)	-	-	3,598	(2)
State and political subdivisions	1,252	(18)	-	-	1,252	(18)
Total	$11,731	$(139)	$-	$-	$11,731	$(139)